FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000

                        March 27, 1996





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:   File Room



RE:          Fidelity New York Municipal Trust  (the trust):

             Fidelity New York Insured Municipal Income Fund
             Fidelity New York Municipal Income Fund
             Spartan New York Intermediate Municipal Income Fund
             Spartan New York Municipal Income Fund

             File No. 2-83295 and 811-3723

__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                        Very truly yours,







                        /s/Leonard M. Rush
                           Leonard M. Rush
                          Assistant Treasurer